Provisions - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of other provisions [abstract]
Accrued related to employment and personnel matters	€ 1,300
Provision for workers compensation insurance	677
Accruals in connection with taxation related to personnel severance	€ 576